PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
U.S.
Defined Benefit Plans
Net actuarial loss	$ 93.5	$ 133.6	$ 15.9
Prior service cost (credit)			0.8
Net amount recognized in other comprehensive loss (income)	93.5	133.6	16.7
Int'l
Defined Benefit Plans
Net actuarial loss	16.4	18.1	30.1
Prior service cost (credit)			0.2
Net amount recognized in other comprehensive loss (income)	16.4	18.1	30.3
U.S. Postretirement Health Benefits
Defined Benefit Plans
Net actuarial loss	1.7	7.0	1.9
Prior service cost (credit)		(34.1)
Net amount recognized in other comprehensive loss (income)	$ 1.7	$ (27.1)	$ 1.9